UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Money Market Fund

July 31, 2010

1.804826.106

SPM-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
	8/6/10	0.32% (d)	$ 11,700	$ 11,700
Certificates of Deposit - 45.4%

London Branch, Eurodollar, Foreign Banks - 13.1%
Bank of Montreal
	9/7/10 to 10/12/10	0.42 to 0.50	30,000	30,000
Commonwealth Bank of Australia
	8/23/10 to 9/24/10	0.33 to 0.50	38,000	38,000
Credit Agricole SA
	8/2/10 to 11/4/10	0.40 to 0.60 (d)	193,000	193,000
Credit Industriel et Commercial
	8/9/10 to 9/7/10	0.50 to 0.60	110,000	110,000
Danske Bank AS
	9/1/10 to 9/13/10	0.43 to 0.58	64,000	64,000
HSBC Bank PLC
	8/31/10 to 12/21/10	0.53 to 0.72	73,000	73,000
HSBC Bank PLC London Branch
	9/7/10 to 12/6/10	0.50 to 0.70	10,000	10,000
ING Bank NV
	9/1/10	0.46	65,000	65,000
Landesbank Hessen-Thuringen
	8/3/10 to 10/6/10	0.44 to 0.68	82,000	82,000
National Australia Bank Ltd.
	8/13/10 to 10/19/10	0.40 to 0.44	134,000	134,000
				799,000
New York Branch, Yankee Dollar, Foreign Banks - 32.3%
Banco Bilbao Vizcaya Argentaria SA New York Branch
	8/6/10	0.38 (d)	39,000	39,000
Banco Santander SA
	8/6/10	0.80	20,000	20,000
Bank of Montreal
	8/17/10 to 8/25/10	0.36 to 0.48 (d)	33,000	33,000
Bank of Nova Scotia
	8/6/10 to 8/16/10	0.35 to 0.44 (d)	109,000	109,000
Bank of Tokyo-Mitsubishi
	8/3/10 to 1/25/11	0.41 to 0.62	127,000	127,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Barclays Bank PLC New York Branch
	10/18/10	0.48%	$ 51,000	$ 51,000
	8/9/10	0.51 (d)	30,000	30,000
BNP Paribas New York Branch
	8/13/10 to 11/8/10	0.40 to 0.52	169,000	169,000
BNP Paribas SA
	8/12/10	0.40	25,000	25,000
Canadian Imperial Bank of Commerce New York Branch
	8/2/10 to 8/23/10	0.34 to 0.51 (d)	150,000	150,001
Commerzbank AG New York Branch
	8/2/10 to 8/23/10	0.39 to 0.56 (d)	69,000	69,000
Credit Agricole CIB
	8/9/10 to 10/8/10	0.43 to 0.70	40,000	40,000
Credit Industriel et Commercial
	9/9/10	0.60	17,000	17,000
DnB NOR Bank ASA
	8/20/10	0.45	22,000	22,000
DZ Bank
	8/12/10 to 8/27/10	0.47	68,000	68,000
Intesa Sanpaolo SpA
	9/9/10	0.35	30,000	30,000
Natexis Banques Populaires New York Branch
	8/6/10	0.52	39,000	39,000
Natixis New York Branch
	8/6/10 to 9/22/10	0.39 to 2.04 (d)	153,000	153,000
Nordea Bank Finland PLC
	1/11/11	0.60	19,000	19,000
Rabobank Nederland
	8/5/10 to 9/8/10	0.32 to 0.50 (d)	160,000	160,000
Rabobank Nederland New York Branch
	8/3/10 to 8/25/10	0.33 to 0.35 (d)	87,000	87,000
Royal Bank of Canada
	10/1/10	0.85 (d)	56,000	56,000
Royal Bank of Canada New York Branch
	8/12/10 to 8/31/10	0.32 to 0.34 (d)	12,000	12,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC
	8/23/10	0.40%	$ 4,000	$ 4,000
Royal Bank of Scotland PLC Connecticut Branch
	9/9/10 to 9/20/10	0.50	129,000	129,000
Skandinaviska Enskilda Banken New York Branch
	8/12/10	0.40	31,000	31,000
Societe Generale
	8/5/10 to 11/3/10	0.43 to 0.65 (d)	78,000	78,000
Sumitomo Mitsui Banking Corp.
	8/3/10	0.41	39,000	39,000
Svenska Handelsbanken AB
	8/19/10	0.44	10,000	10,000
Svenska Handelsbanken New York
	9/15/10	0.54	78,000	78,000
Toronto-Dominion Bank
	8/31/10	0.32 (d)	6,000	6,000
Toronto-Dominion Bank New York Branch
	8/4/10 to 8/10/10	0.34 to 0.35 (d)	16,000	16,000
UBS AG
	8/18/10	0.46	64,000	64,000
				1,980,001
TOTAL CERTIFICATES OF DEPOSIT				2,779,001
Commercial Paper - 16.8%

Abbott Laboratories
	10/26/10	0.57 (d)	37,000	37,000
Commerzbank U.S. Finance, Inc.
	8/10/10 to 10/22/10	0.45 to 0.60	86,000	85,940
Commonwealth Bank of Australia
	9/7/10 to 9/10/10	0.58 (d)	18,000	18,000
Credit Suisse New York Branch
	8/2/10 to 9/3/10	0.44 to 0.50	92,000	91,987
CVS Caremark Corp.
	8/2/10	0.50 (d)	19,000	19,000
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Dakota Notes (Citibank Credit Card Issuance Trust)
	10/7/10	0.53%	$ 11,000	$ 10,989
Danske Corp.
	8/24/10 to 8/31/10	0.51 to 0.55	131,000	130,950
DnB NOR Bank ASA
	8/2/10 to 1/5/11	0.34 to 0.62 (d)	60,000	59,973
Hannover Funding Co. LLC
	9/1/10	0.55	15,000	14,993
Intesa Funding LLC
	8/16/10 to 9/16/10	0.35 to 0.45	57,000	56,981
Landesbank Hessen-Thuringen
	8/6/10 to 8/9/10	0.44 to 0.63	26,000	25,998
Natexis Banques Populaires U.S. Finance Co. LLC
	10/19/10	0.60	45,000	44,941
Norddeutsche Landesbank
	8/30/10	0.60	64,000	63,969
Nordea North America, Inc.
	8/19/10 to 11/3/10	0.45 to 0.53	66,000	65,962
Santander Finance, Inc.
	8/26/10	0.65	34,000	33,985
Skandinaviska Enskilda Banken AB
	9/1/10	0.45	17,000	16,993
Societe Generale North America, Inc.
	10/19/10	0.51	77,000	76,914
Svenska Handelsbanken, Inc.
	9/10/10	0.50	10,000	9,994
Toyota Motor Credit Corp.
	8/10/10 to 8/26/10	0.50 to 0.58	24,000	23,994
UniCredito Italiano Bank (Ireland) PLC
	8/3/10 to 9/3/10	0.55	91,000	90,973
Westpac Banking Corp.
	8/16/10	0.39 (d)	47,000	47,000
TOTAL COMMERCIAL PAPER				1,026,536
U.S. Government and Government Agency Obligations - 1.1%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 1.1%
Bank of America NA (FDIC Guaranteed)
	9/13/10	0.57% (c)(d)	$ 40,000	$ 40,000
Citibank NA (FDIC Guaranteed)
	9/30/10	0.58 (c)(d)	20,000	20,000
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	0.46 (c)	10,000	10,081
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				70,081
Federal Agencies - 5.2%

Federal Home Loan Bank - 5.2%
	8/12/10 to 11/24/10	0.25 to 0.61 (d)	319,000	318,885
U.S. Treasury Obligations - 7.6%

U.S. Treasury Bills - 6.7%
	8/26/10 to 11/4/10	0.22 to 0.46	411,000	410,805
U.S. Treasury Notes - 0.9%
	1/31/11	0.47 to 0.48	57,000	57,112
TOTAL U.S. TREASURY OBLIGATIONS				467,917
Bank Notes - 1.2%

Bank of America NA
	9/7/10	0.52	77,000	77,000
Medium-Term Notes - 8.3%

Banque Federative du Credit Mutuel
	8/27/10	1.04 (b)(d)	35,000	35,000
Berkshire Hathaway, Inc.
	8/10/10	0.35 (d)	17,500	17,500
BP Capital Markets PLC
	9/11/10	0.67 (d)	29,051	29,051
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Commonwealth Bank of Australia
	8/4/10 to 8/16/10	0.39 to 0.40% (b)(d)	$ 94,000	$ 94,000
Metropolitan Life Global Funding I
	10/1/10	1.68 (b)(d)	27,100	27,158
Metropolitan Life Insurance Co.
	10/1/10	0.88 (d)(g)	25,000	25,000
Royal Bank of Canada
	8/16/10 to 10/1/10	0.53 to 0.78 (b)(d)	148,000	148,000
Westpac Banking Corp.
	8/11/10 to 10/15/10	0.36 to 0.54 (b)(d)	133,000	133,000
TOTAL MEDIUM-TERM NOTES				508,709
Municipal Securities - 2.1%

Arizona Health Facilities Auth. Rev. Series 2005 B, VRDN
8/6/10	0.25 (d)	5,430		5,430
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, VRDN
8/6/10	0.28 (d)	15,000		15,000
Broward County Port Facilities Rev. Series 2008, VRDN
8/6/10	0.26 (d)(e)	10,015		10,015
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev., VRDN
8/6/10	0.25 (d)(e)	10,500		10,500
Connecticut Hsg. Fin. Auth. Series 2004 B4, VRDN
8/6/10	0.24 (d)	12,780		12,780
Denver City & County Arpt. Rev. Series 2009 C, VRDN
8/6/10	0.26 (d)	9,900		9,900
Fairfax County Econ. Dev. Auth. Rev. Series A, VRDN
8/6/10	0.25 (d)	7,435		7,435
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB2, VRDN
8/6/10	0.25 (d)	21,400		21,400
New York Hsg. Fin. Agcy. Rev. Series 2008 A, VRDN
8/6/10	0.25 (d)	10,200		10,200
Newport Beach Rev. Series 2008 F, VRDN
8/6/10	0.24 (d)	7,905		7,905
Philadelphia School District Series 2008 A1, VRDN
8/6/10	0.25 (d)	16,575		16,575
TOTAL MUNICIPAL SECURITIES			127,140
Repurchase Agreements - 13.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.22% dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) #	$ 774	$ 774
With:
Barclays Capital, Inc. at:
0.33%, dated 7/30/10 due 8/2/10 (Collateralized by Commercial Paper Obligations valued at $75,192,069, 10/29/10 - 11/16/10)	73,002	73,000
0.45%, dated 7/27/10 due 8/10/10 (Collateralized by Mortgage Loan Obligations valued at $5,250,394, 5.5%, 4/25/22)	5,001	5,000
0.5%, dated:
6/25/10 due 8/24/10 (Collateralized by Mortgage Loan Obligations valued at $4,202,217, 5.5%, 4/25/22)	4,003	4,000
7/16/10 due 8/16/10 (Collateralized by Equity Securities valued at $16,203,847)	15,006	15,000
0.55%, dated 7/16/10 due 8/16/10 (Collateralized by Corporate Obligations valued at $4,321,122, 7.5%, 7/14/17)	4,002	4,000
0.75%, dated 6/9/10 due 8/10/10 (Collateralized by Mortgage Loan Obligations valued at $10,511,812, 5.5%, 4/25/22)	10,013	10,000
0.8%, dated 6/24/10 due 8/24/10 (Collateralized by Mortgage Loan Obligations valued at $10,509,100, 5.5%, 4/25/22)	10,014	10,000
BNP Paribas Securities Corp. at 0.34%, dated 7/30/10 due 8/2/10 (Collateralized by Corporate Obligations valued at $69,301,964, 4.38% - 7.95%, 10/1/10 - 2/9/40)	66,002	66,000
Deutsche Bank Securities, Inc. at:
0.42%, dated 5/4/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $10,911,701, 0% - 9.52%, 8/1/11 - 6/25/35)	10,011	10,000
0.45%, dated 7/29/10 due 8/30/10 (Collateralized by Corporate Obligations valued at $10,800,541, 0.81% - 8%, 2/1/11 - 8/25/35)	10,004	10,000
0.47%, dated 5/10/10 due:
8/9/10 (Collateralized by Mortgage Loan Obligations valued at $5,308,474, 0% - 9.52%, 3/2/11 - 3/25/38)	5,006	5,000
8/12/10 (Collateralized by Corporate Obligations valued at $5,364,550, 0% - 9.52%, 8/15/13 - 3/25/38)	5,006	5,000
0.5%, dated:
7/15/10 due 10/13/10 (Collateralized by Mortgage Loan Obligations valued at $10,804,635, 0.38% - 9.5%, 7/15/15 - 3/25/38)	10,013	10,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.5%, dated:
7/20/10 due 10/18/10 (Collateralized by Mortgage Loan Obligations valued at $5,414,572, 1.43% - 9.5%, 9/15/12 - 3/25/38)	$ 5,006	$ 5,000
7/23/10 due 10/21/10 (Collateralized by Corporate Obligations valued at $10,763,515, 1.36% - 6.88%, 7/15/15 - 1/20/19)	10,013	10,000
7/27/10 due 10/25/10 (Collateralized by Mortgage Loan Obligations valued at $10,804,012, 0.83%, 9/25/37)	10,013	10,000
0.55%, dated:
6/23/10 due 9/21/10 (Collateralized by Mortgage Loan Obligations valued at $5,369,202, 0.54% - 7.45%, 5/15/11 - 4/25/47)	5,007	5,000
6/28/10 due 9/27/10 (Collateralized by Mortgage Loan Obligations valued at $10,668,493, 0% - 45.9%, 3/2/11 - 6/1/41)	10,014	10,000
6/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $5,447,803, 0.38% - 8.5%, 2/1/11 - 9/25/37)	5,007	5,000
7/7/10 due 10/5/10 (Collateralized by Mortgage Loan Obligations valued at $10,810,396, 0% - 5%, 9/15/12 - 2/25/36)	10,014	10,000
Goldman Sachs & Co. at 0.3%, dated 7/29/10 due 8/5/10 (Collateralized by Commercial Paper Obligations valued at $18,540,634, 8/10/10) (d)(f)	18,001	18,000
ING Financial Markets LLC at:
0.45%, dated 7/8/10 due 8/9/10 (Collateralized by Corporate Obligations valued at $3,152,782, 7.75%, 12/1/30)	3,001	3,000
0.56%, dated 5/24/10 due 8/23/10 (Collateralized by Corporate Obligations valued at $10,512,607, 5.88% - 6.75%, 5/16/16 - 12/16/36)	10,014	10,000
J.P. Morgan Securities, Inc. at:
0.41%, dated 7/30/10 due 8/2/10 (Collateralized by Equity Securities valued at $156,668,474)	141,005	141,000
0.65%, dated 7/26/10 due 9/27/10 (Collateralized by Corporate Obligations valued at $6,483,012, 8.5%, 9/15/10)	6,007	6,000
0.71%, dated 7/30/10 due 8/2/10 (Collateralized by Corporate Obligations valued at $170,642,804, 0.01% - 9.16%, 3/16/18 - 7/14/47)	158,009	158,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co., Inc. at:
0.25%, dated 4/8/10 due 8/20/10 (Collateralized by U.S. Government Obligations valued at $20,416,434, 5%, 4/1/18 - 6/1/39)	$ 20,019	$ 20,000
0.55%, dated 6/4/10 due 8/3/10 (Collateralized by Corporate Obligations valued at $16,214,603, 7.88%, 12/15/14)	15,014	15,000
RBC Capital Markets Co. at:
0.34%, dated 7/30/10 due 8/2/10 (Collateralized by Corporate Obligations valued at $21,000,596, 0.86% - 12.75%, 3/15/11 - 6/1/39)	20,001	20,000
0.52%, dated 7/28/10 due 8/25/10 (Collateralized by Mortgage Loan Obligations valued at $13,924,520, 0.53% - 1.08%, 4/25/35 - 12/19/36)	13,005	13,000
0.55%, dated 5/21/10 due 8/20/10 (Collateralized by Corporate Obligations valued at $6,596,177, 0% - 1.84%, 12/1/36 - 7/1/47)	6,008	6,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $6,550,741, 1.5%, 12/15/37)	6,026	6,000
RBS Securities, Inc. at 0.67%, dated 7/19/10 due 8/18/10 (Collateralized by Corporate Obligations valued at $34,026,985, 1.01% - 9.31%, 10/22/12 - 3/15/39)	32,018	32,000
UBS Securities LLC at:
0.45%, dated:
5/6/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $4,515,546, 4.1% - 8.63%, 11/1/10 - 3/1/17)	4,005	4,000
5/10/10 due 8/9/10 (Collateralized by Corporate Obligations valued at $10,513,500, 0.03%, 10/15/19)	10,011	10,000
0.5%, dated 5/18/10 due 8/16/10 (Collateralized by Corporate Obligations valued at $8,411,898, 0.56%, 4/15/22)	8,010	8,000
0.55%, dated 5/12/10 due 8/10/10 (Collateralized by Corporate Obligations valued at $3,244,819, 1.38% - 3.38%, 6/1/15 - 12/15/37)	3,004	3,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.58%, dated:
5/18/10 due 8/19/10 (Collateralized by Corporate Obligations valued at $4,314,587, 1.38% - 4.95%, 4/15/12 - 12/15/37)	$ 4,006	$ 4,000
7/29/10 due 10/27/10 (Collateralized by Corporate Obligations valued at $8,641,741, 4.88% - 7.63%, 6/15/12 - 6/15/37)	8,012	8,000
0.66%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $6,307,057, 0.56%, 4/15/22)	6,010	6,000
0.68%, dated 6/14/10 due 9/13/10 (Collateralized by Corporate Obligations valued at $12,972,874, 0% - 11.88%, 2/1/11 - 12/15/38)	12,021	12,000
0.71%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $4,325,372, 0.56%, 4/15/22)	4,007	4,000
Wells Fargo Securities, LLC at:
0.46%, dated 5/6/10 due 8/6/10 (Collateralized by Commercial Paper Obligations valued at $6,186,950, 10/8/10)	6,007	6,000
0.58%, dated 7/7/10 due 10/7/10 (Collateralized by Corporate Obligations valued at $5,252,200, 8.25%, 4/15/12)	5,007	5,000
TOTAL REPURCHASE AGREEMENTS		800,774
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,187,743)		6,187,743
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(63,653)
NET ASSETS - 100%		$ 6,124,090
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $437,158,000 or 7.1% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $70,081,000 or 1.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,000,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.88%, 10/1/10	3/26/02	$ 25,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$774,000 due 8/02/10 at 0.22%
BNP Paribas Securities Corp.	$ 114
Bank of America NA	276
Barclays Capital, Inc.	30
Citibank NA	5
Citigroup Global Markets, Inc.	37
Credit Agricole Securities (USA) Inc.	37
Deutsche Bank Securities, Inc.	28
Goldman, Sachs & Co.	18
ING Financial Markets LLC	34
J.P. Morgan Securities, Inc.	55
RBC Capital Markets Corp.	1
RBS Securities, Inc.	18
Societe Generale, New York Branch	55
UBS Securities LLC	17
Wells Fargo Securities LLC	49
$ 774
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2010, the cost of investment securities for income tax purposes was $6,187,743,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

July 31, 2010

1.804856.106

SPU-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 11.6%
Due Date	Yield (a)	Principal Amount	Value
Other Government Related - 11.6%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
8/5/10 to 10/6/10	0.35 to 0.40% (b)	$ 79,000,000	$ 78,969,080
Federal Agencies - 33.7%

Federal Home Loan Bank - 31.8%
8/1/10 to 6/1/11	0.21 to 0.61 (c)	216,090,000	216,017,079
			216,017,079
Freddie Mac - 1.9%
10/27/10 to 11/23/10	0.30 to 0.32	13,000,000	13,051,209
TOTAL FEDERAL AGENCIES			229,068,288
U.S. Treasury Obligations - 4.7%

U.S. Treasury Bills - 4.7%
8/26/10 to 1/27/11	0.20 to 0.46	32,000,000	31,982,308
Repurchase Agreements - 52.4%
	Maturity Amount
In a joint trading account at 0.22% dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) #	$ 290,769,426	290,764,000
With:
BNP Paribas Securities Corp. at 0.25%, dated 7/7/10 due 10/5/10 (Collateralized by U.S. Government Obligations valued at $4,120,744, 0.64% - 5%, 8/25/17 - 7/15/37)	4,002,500	4,000,000
Deutsche Bank Securities, Inc. at 0.24%, dated 7/28/10 due 10/26/10 (Collateralized by U.S. Government Obligations valued at $16,320,544, 3.4% - 5%, 1/1/40 - 3/1/40)	16,009,600	16,000,000
ING Financial Markets LLC at:
0.24%, dated:
7/14/10 due 10/12/10 (Collateralized by U.S. Government Obligations valued at $15,454,261, 0.58% - 0.74%, 7/15/36 - 5/15/37)	15,009,000	15,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
ING Financial Markets LLC at:
7/26/10 due 10/25/10 (Collateralized by U.S. Government Obligations valued at $16,480,598, 4.5%, 2/25/40)	$ 16,009,707	$ 16,000,000
0.25%, dated 7/9/10 due 10/7/10 (Collateralized by U.S. Government Obligations valued at $15,302,473, 5.71% - 6.69%, 7/1/37)	15,009,375	15,000,000
TOTAL REPURCHASE AGREEMENTS		356,764,000
TOTAL INVESTMENT PORTFOLIO - 102.4%(Cost $696,783,676)		696,783,676
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(16,390,947)
NET ASSETS - 100%		$ 680,392,729
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $78,969,080 or 11.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$290,764,000 due 8/02/10 at 0.22%
BNP Paribas Securities Corp.	$ 42,765,730
Bank of America NA	103,884,364
Barclays Capital, Inc.	11,254,140
Citibank NA	1,731,406
Citigroup Global Markets, Inc.	13,851,249
Credit Agricole Securities (USA) Inc.	13,851,249
Deutsche Bank Securities, Inc.	10,388,437
Goldman, Sachs & Co.	6,925,624
ING Financial Markets LLC	12,873,323
J.P. Morgan Securities, Inc.	20,776,873
RBC Capital Markets Corp.	173,141
RBS Securities, Inc.	6,925,624
Societe Generale, New York Branch	20,776,873
UBS Securities LLC	6,233,062
Wells Fargo Securities LLC	18,352,905
$ 290,764,000

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2010, the cost of investment securities for income tax purposes was $696,783,676.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Treasury
Money Market Fund

July 31, 2010

1.804868.106

TMM-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 99.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 94.9%
8/5/10 to 1/27/11	0.11 to 0.46%	$ 4,908,892	$ 4,907,593
U.S. Treasury Notes - 5.0%
8/31/10 to 6/30/11	0.18 to 0.48	260,000	260,696
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,168,289)	5,168,289
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,345
NET ASSETS - 100%	$ 5,171,634
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2010, the cost of investment securities for income tax purposes was $5,168,289,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010